Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following tables provide information about Markel-affiliated due to insurer liabilities and commission revenue under the agreement with Markel subsidiaries:

	December 31,
	2021	2020
	in thousands (except percentages)
Due to insurer	$54,850	$45,593
Percent of total	95%	93%

	Year Ended December 31,
	2021	2020
Commission revenue	$239,432	$216,033
Percent of total	90%	91%
All balances listed below are related to business with a Markel affiliate:

	2021	2020
Assets	in thousands
Premiums receivable	$72,697	$49,938
Deferred acquisition costs, net	78,449	55,833

Total assets	$151,146	$105,771

Liabilities
Losses payable	$33,459	$21,049
Provision for unpaid losses and loss adjustment expenses	70,680	53,281
Unearned premiums	167,541	118,207
Commissions payable	59,511	42,644

Total liabilities	$331,191	$235,181

	Year Ended December 31,
	2021	2020
Revenue	in thousands
Earned premium	$281,794	$214,112

Expenses
Ceding commission	$134,946	$103,479
Losses and loss adjustment expenses	116,396	86,906

Total expenses	$251,342	$190,385